Condensed Consolidating and Combining Statement of Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 27, 2013	Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Condensed Income Statements, Captions [Line Items]
Net sales	$ 545.2	$ 570.0	[1]	$ 585.3	$ 504.0	$ 513.1	$ 516.3	$ 523.1	$ 503.7	$ 2,204.5	$ 2,056.2	$ 2,021.8
Cost of sales										1,179.6	1,091.4	1,106.9
Gross profit	252.1	265.8	[1]	273.5	233.5	233.3	243.2	253.5	234.8	1,024.9	964.8	914.9
Selling, general and administrative expenses										609.9	551.7	532.5
Research and development expenses										165.7	144.1	141.5
Separation costs										74.2	25.5	2.9
Restructuring charges, net										33.2	11.2	8.4
Gain on divestiture										(2.9)	(2.9)	(11.1)
Operating (loss) income										144.8	235.2	240.7
Interest expense										(19.5)	(0.5)	(0.6)
Interest income										0.3	0.4	0.2
Other income, net										0.8	1.0	2.9
Intercompany interest and fees										0
Equity in net income of subsidiaries										0
Income from continuing operations before income taxes										126.4	236.1	243.2
Income tax (benefit) expense										68.6	94.8	86.2
Income from continuing operations	31.2	(27.7)	[1]	34.5	19.8	27.3	35.1	42.3	36.6	57.8	141.3	157.0
Income from discontinued operations, net of income taxes	2.3	(0.2)	[1]	(0.5)	(0.6)	(1.1)	(1.9)	(3.4)	(0.3)	1.0	(6.7)	(6.3)
Net income	33.5	(27.9)	[1]	34.0	19.2	26.2	33.2	38.9	36.3	58.8	134.6	150.7
Other comprehensive income (loss), net of tax										28.4	(13.6)	11.9
Comprehensive income										87.2	121.0	162.6
Mallinckrodt plc
Condensed Income Statements, Captions [Line Items]
Net sales										0
Cost of sales										0
Gross profit										0
Selling, general and administrative expenses										5.4
Research and development expenses										0
Separation costs										3.2
Restructuring charges, net										0
Gain on divestiture										0
Operating (loss) income										(8.6)
Interest expense										0
Interest income										0
Other income, net										0.2
Intercompany interest and fees										(9.5)
Equity in net income of subsidiaries										76.4
Income from continuing operations before income taxes										58.5
Income tax (benefit) expense										(0.3)
Income from continuing operations										58.8
Income from discontinued operations, net of income taxes										0
Net income										58.8
Other comprehensive income (loss), net of tax										28.4
Comprehensive income										87.2
Mallinckrodt International Finance S.A.
Condensed Income Statements, Captions [Line Items]
Net sales										0
Cost of sales										0
Gross profit										0
Selling, general and administrative expenses										0.1
Research and development expenses										0
Separation costs										0.6
Restructuring charges, net										0
Gain on divestiture										0
Operating (loss) income										(0.7)
Interest expense										(19.6)
Interest income										0
Other income, net										0
Intercompany interest and fees										0
Equity in net income of subsidiaries										96.7
Income from continuing operations before income taxes										76.4
Income tax (benefit) expense										0
Income from continuing operations										76.4
Income from discontinued operations, net of income taxes										0
Net income										76.4
Other comprehensive income (loss), net of tax										28.4
Comprehensive income										104.8
Other Subsidiaries
Condensed Income Statements, Captions [Line Items]
Net sales										2,204.5
Cost of sales										1,179.6
Gross profit										1,024.9
Selling, general and administrative expenses										604.4
Research and development expenses										165.7
Separation costs										70.4
Restructuring charges, net										33.2
Gain on divestiture										(2.9)
Operating (loss) income										154.1
Interest expense										0.1
Interest income										0.3
Other income, net										0.6
Intercompany interest and fees										9.5
Equity in net income of subsidiaries										0
Income from continuing operations before income taxes										164.6
Income tax (benefit) expense										68.9
Income from continuing operations										95.7
Income from discontinued operations, net of income taxes										1.0
Net income										96.7
Other comprehensive income (loss), net of tax										35.7
Comprehensive income										132.4
Eliminations
Condensed Income Statements, Captions [Line Items]
Net sales										0
Cost of sales										0
Gross profit										0
Selling, general and administrative expenses										0
Research and development expenses										0
Separation costs										0
Restructuring charges, net										0
Gain on divestiture										0
Operating (loss) income										0
Interest expense										0
Interest income										0
Other income, net										0
Intercompany interest and fees										0
Equity in net income of subsidiaries										(173.1)
Income from continuing operations before income taxes										(173.1)
Income tax (benefit) expense										0
Income from continuing operations										(173.1)
Income from discontinued operations, net of income taxes										0
Net income										(173.1)
Other comprehensive income (loss), net of tax										(64.1)
Comprehensive income										$ (237.2)

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.